UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08846

Tributary Funds, Inc.
(Exact name of registrant as specified in charter)

Tributary Capital Management, LLC 1620 Dodge Street Omaha, Nebraska		68197
(Address of principal executive offices)		(Zip code)

Daniel W. Koors Jackson Fund Services 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 662-4203

Date of fiscal year end:	March 31

Date of reporting period:	April 1, 2014 – June 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedules of Investments.

QUARTERLY REPORT 2014

SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2014 (Unaudited)

SHORT-INTERMEDIATE BOND FUND

Principal Amount	Security Description	Value
Non-U.S. Government Agency Asset-Backed Securities - 30.1%
$725,000	Ally Auto Receivables Trust, 1.53%, 04/15/19	$726,969
865,000	American Express Credit Account Master Trust, 0.52%, 12/15/21 (a)	866,267
182,997	Bayview Financial Acquisition Trust REMIC, 6.21%, 05/28/37 (a)	194,443
340,000	Cabela’s Master Credit Card Trust, 1.45%, 06/15/20	342,145
975,000	Cabela’s Master Credit Card Trust, 2.17%, 08/16/21 (b)	983,721
965,000	Chase Issuance Trust, 1.15%, 01/15/19	967,742
93,389	Chase Mortgage Finance Trust REMIC, 5.50%, 05/25/35	95,866
814,000	Citibank Credit Card Issuance Trust, 5.65%, 09/20/19	924,382
615,202	Citicorp Residential Mortgage Trust REMIC, 5.78%, 09/25/36 (a)	647,487
748,650	Citigroup Mortgage Loan Trust Inc. REMIC, 0.30%, 08/25/36 (a)	708,066
136,309	Citigroup Mortgage Loan Trust Inc. REMIC, 0.30%, 10/25/36 (a)	135,620
126,970	Citimortgage Alternative Loan Trust REMIC, 5.25%, 03/25/21	128,800
253,982	CNL Commercial Mortgage Loan Trust (insured by AMBAC Assurance Corp.) REMIC, 0.59%, 10/25/30 (a) (b)	217,532
1,881,929	COMM Mortgage Trust REMIC, 1.68%, 03/12/46 (a)	134,501
462,077	Countrywide Asset-Backed Certificates REMIC, 4.46%, 10/25/35 (a)	463,001
578,183	Countrywide Asset-Backed Certificates REMIC, 0.52%, 11/25/35 (a)	568,425
368,798	Countrywide Asset-Backed Certificates REMIC, 0.33%, 07/25/36 (a)	359,729
68,667	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.00%, 08/25/20	68,617
107,052	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 3.35%, 02/25/33 (a)	107,071
282,136	Credit-Based Asset Servicing and Securitization LLC REMIC, 1.28%, 02/25/33 (a)	262,190
950,000	Credit-Based Asset Servicing and Securitization LLC REMIC, 6.02%, 12/25/37 (a)	1,004,639
188,776	DBUBS Mortgage Trust REMIC, 1.56%, 08/12/44 (a)	5,246
915,000	Ford Credit Floorplan Master Owner Trust, 3.50%, 01/15/19	960,725
390,000	FREMF Mortgage Trust REMIC, 4.30%, 09/25/44 (a)	415,535
654,354	Fremont Home Loan Trust REMIC, 1.02%, 11/25/34 (a)	610,594
601,772	Goldman Sachs Alternative Mortgage Products Trust REMIC, 0.80%, 03/25/34 (a)	599,815
804,510	GS Mortgage Securities Trust REMIC, 3.65%, 03/10/44 (b)	836,595
307,848	GSAMP Trust REMIC, 0.36%, 01/25/36 (a)	299,988
700,000	Honda Auto Receivables Owner Trust, 1.18%, 05/18/20	699,917
506,516	Irwin Home Equity Loan Trust, 1.50%, 02/25/29 (a)	482,937
290,368	Irwin Whole Loan Home Equity Trust REMIC, 1.25%, 11/25/28 (a)	288,278
375,431	Irwin Whole Loan Home Equity Trust REMIC, 0.62%, 12/25/29 (a)	360,339
760,000	JPMorgan Chase Commercial Mortgage Securities Trust REMIC, 2.67%, 01/15/46	782,858
840,000	JPMorgan Mortgage Acquisition Trust REMIC, 0.38%, 07/25/36 (a)	797,942
895,000	Long Beach Mortgage Loan Trust REMIC, 1.05%, 10/25/34 (a)	844,646
479,567	Long Beach Mortgage Loan Trust REMIC, 0.89%, 04/25/35 (a)	478,516
883,163	Morgan Stanley Capital I Trust REMIC, 5.77%, 04/12/49 (a)	883,340
489,171	Morgan Stanley Capital I Trust REMIC, 3.22%, 07/15/49	509,405
413,483	Morgan Stanley Home Equity Loan Trust REMIC, 0.86%, 12/25/34 (a)	413,803
275,150	Nomura Asset Acceptance Corp. Alternative Loan Trust REMIC, 0.83%, 06/25/35 (a)	270,859
216,629	Nomura Asset Acceptance Corp. Alternative Loan Trust REMIC, 6.00%, 03/25/47 (a)	164,459
160,000	OneMain Financial Issuance Trust, 2.43%, 06/18/24 (c)	159,997
370,654	Option One Mortgage Loan Trust Asset-Backed Certificates REMIC, 0.36%, 12/25/35 (a)	365,086
231,310	Origen Manufactured Housing Contract Trust, 5.22%, 05/15/32	231,386
23,131	Origen Manufactured Housing Contract Trust, 7.17%, 05/15/32	23,217
391,130	Origen Manufactured Housing Contract Trust, 5.91%, 01/15/35	414,456

See accompanying Notes to Schedules of Portfolio Investments.

Principal Amount	Security Description	Value
$660,000	Park Place Securities Inc. Asset-Backed Pass-Through Certificates REMIC, 1.13%, 10/25/34 (a)	$652,677
235,276	Popular ABS Mortgage Pass-Through Trust REMIC, 4.61%, 05/25/35 (a)	236,447
704,124	Preferred Term Securities XII Ltd., 0.93%, 12/24/33 (a) (b)	586,183
693,605	Preferred Term Securities XIV Ltd., 0.71%, 06/24/34 (a) (b)	556,618
749,213	Preferred Term Securities XXIV Ltd., 0.53%, 03/22/37 (a) (b)	588,132
858,233	Renaissance Home Equity Loan Trust REMIC, 4.50%, 08/25/35	864,081
131,674	Residential Accredit Loans Inc. Trust REMIC, 5.50%, 01/25/34	133,449
80,308	Residential Accredit Loans Inc. Trust REMIC, 6.00%, 10/25/34	83,971
193,613	Residential Accredit Loans Inc. Trust REMIC, 5.50%, 02/25/35	191,655
850,000	Residential Asset Mortgage Products Inc. Trust REMIC, 0.66%, 06/25/35 (a)	813,874
95,714	Residential Asset Mortgage Products Inc. Trust (insured by AMBAC Assurance Corp.) REMIC, 4.02%, 03/25/33	95,935
280,701	Residential Asset Securities Corp. Trust REMIC, 5.96%, 09/25/31	286,586
181,159	Residential Asset Securities Corp. Trust REMIC, 3.77%, 01/25/32 (a)	181,658
248,321	Residential Asset Securities Corp. Trust REMIC, 4.47%, 03/25/32	252,821
415,418	Residential Asset Securities Corp. Trust REMIC, 3.87%, 05/25/33	423,846
127,683	Residential Asset Securities Corp. Trust REMIC, 4.54%, 12/25/33	131,542
9,367	Residential Asset Securities Corp. Trust REMIC, 0.34%, 03/25/36 (a)	9,361
304,214	Residential Asset Securitization Trust REMIC, 3.75%, 10/25/18	308,362
97,369	SACO I Trust REMIC, 0.71%, 11/25/35 (a)	96,975
10,147	Springleaf Mortgage Loan Trust REMIC, 4.05%, 01/25/58 (a)	10,577
440,000	Springleaf Mortgage Loan Trust REMIC, 4.44%, 12/25/59 (a)	455,399
392,919	Terwin Mortgage Trust REMIC, 3.08%, 11/25/35 (a)	391,822
339,510	Vanderbilt Acquisition Loan Trust REMIC, 7.33%, 05/07/32	367,783
411,666	Vanderbilt Mortgage & Finance REMIC, 6.57%, 08/07/24	418,916
512,474	Vanderbilt Mortgage Finance, 5.84%, 02/07/26	521,272
690,495	Wachovia Bank Commercial Mortgage Trust REMIC, 5.08%, 03/15/42 (a)	701,579
402,000	Wells Fargo Commercial Mortgage Trust REMIC, 2.53%, 10/15/45	402,220
180,124	Wells Fargo Home Equity Asset-Backed Securities Trust REMIC, 0.53%, 12/25/35 (a)	177,495
137,340	Wells Fargo Home Equity Asset-Backed Securities Trust REMIC, 0.29%, 07/25/36 (a)	136,257

Total Non-U.S. Government Agency Asset-Backed Securities (cost $31,365,263)		31,884,645

Corporate Bonds - 23.7%
Consumer Discretionary - 3.3%
930,000	DIRECTV Holdings LLC, 2.40%, 03/15/17	957,625
360,000	Goodyear Tire & Rubber Co., 6.50%, 03/01/21	390,600
285,000	Hanesbrands Inc., 6.38%, 12/15/20	308,156
520,000	Maytag Corp., 5.00%, 05/15/15	538,286
375,000	Mohawk Industries Inc., 6.13%, 01/15/16 (d)	403,594
860,000	Newell Rubbermaid Inc., 2.05%, 12/01/17	869,212
		3,467,473
Consumer Staples - 2.0%
825,000	Cargill Inc., 1.90%, 03/01/17 (b)	840,083
835,000	Church & Dwight Co. Inc., 3.35%, 12/15/15	866,575
395,000	Land O’Lakes Capital Trust I, 7.45%, 03/15/28 (b)	396,975
		2,103,633
Energy - 1.1%
615,000	ConocoPhillips, 4.60%, 01/15/15	628,719
500,000	Occidental Petroleum Corp., 1.75%, 02/15/17	509,179
		1,137,898
Financials - 14.3%
735,000	ACE INA Holdings Inc., 5.60%, 05/15/15	767,333
910,000	American Express Bank FSB, 0.45%, 06/12/17 (a)	907,886
900,000	American Honda Finance Corp., 1.60%, 02/16/18 (b)	902,747
910,000	Bank of America Corp., 5.65%, 05/01/18	1,031,125
1,045,000	Citigroup Inc., 2.55%, 04/08/19	1,053,489
935,000	CME Group Index Services LLC, 4.40%, 03/15/18 (b)	1,021,578

See accompanying Notes to Schedules of Portfolio Investments.

Principal Amount	Security Description	Value
$290,000	General Electric Capital Corp., 0.49%, 08/07/18 (a)	$287,025
500,000	General Electric Capital Corp., 6.38%, 11/15/67 (a)	557,500
440,000	Genworth Financial Inc., 7.63%, 09/24/21	551,027
725,000	Hartford Financial Services Group Inc., 5.50%, 03/30/20	829,499
825,000	JPMorgan Chase & Co., 7.90% (callable at 100 beginning 04/30/18) (e)	924,000
538,000	KeyBank NA, 4.95%, 09/15/15	564,344
600,000	Metropolitan Life Global Funding I, 3.13%, 01/11/16	622,234
905,000	Morgan Stanley, 4.75%, 03/22/17	985,173
900,000	Murray Street Investment Trust I, 4.65%, 03/09/17	972,571
670,000	Pricoa Global Funding I, 0.44%, 06/24/16 (a) (b)	666,794
140,000	Regions Financial Corp., 7.75%, 11/10/14	143,497
780,000	Regions Financial Corp., 2.00%, 05/15/18	777,160
650,000	State Street Bank & Trust Co., 0.43%, 12/08/15 (a)	649,615
855,000	Wells Fargo & Co., 7.98% (callable at 100 beginning 03/15/18) (e)	972,563
		15,187,160
Industrials - 1.3%
745,000	Textron Inc., 6.20%, 03/15/15	775,364
495,000	Union Pacific Corp., 5.70%, 08/15/18	573,380
		1,348,744
Information Technology - 0.6%
625,000	CA Inc., 6.13%, 12/01/14	639,545

Telecommunication Services - 0.5%
546,000	Verizon Communications Inc., 3.65%, 09/14/18	583,034

Utilities - 0.6%
565,000	Georgia Power Co., 3.00%, 04/15/16	588,082

Total Corporate Bonds (cost $24,565,733)		25,055,569

Government and Agency Obligations - 44.2%
GOVERNMENT SECURITIES - 39.0%
Municipals - 3.3%
165,000	City of Lincoln, Nebraska, 4.25%, 11/01/14	166,434
380,000	City of Omaha, Nebraska, RB, 2.40%, 12/01/16	388,592
250,000	Lincoln Airport Authority, 1.33%, 07/01/16	249,540
695,000	Montana Board of Housing, 1.60%, 06/01/16	700,761
530,000	Nebraska Investment Finance Authority, 0.90%, 03/01/15	532,380
600,000	New York City Transitional Finance Authority, 3.02%, 02/01/16	622,236
300,000	North Carolina Housing Finance Agency, 2.34%, 01/01/19	302,130
325,000	State of Mississippi, 2.63%, 11/01/16	338,188
205,000	Tennessee Housing Development Agency, 0.50%, 07/01/14	205,000
		3,505,261
Treasury Inflation Index Securities - 0.7%
724,977	U.S. Treasury Inflation Indexed Note, 0.13%, 04/15/16 (f)	743,895

U.S. Treasury Securities - 35.0%
14,940,000	U.S. Treasury Note, 0.25%, 12/15/15	14,942,331
5,960,000	U.S. Treasury Note, 1.75%, 05/31/16	6,110,395
11,845,000	U.S. Treasury Note, 0.63%, 09/30/17	11,696,937
565,000	U.S. Treasury Note, 3.50%, 02/15/18	611,965
3,800,000	U.S. Treasury Note, 1.25%, 01/31/19	3,756,361
		37,117,989
U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES - 5.2%
Federal Home Loan Mortgage Corp. - 0.8%
338,432	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 03/15/20	358,750
419,030	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 02/15/27	429,194
		787,944
Federal National Mortgage Association - 4.4%
176,562	Federal National Mortgage Association REMIC, 4.00%, 07/25/21	186,860
585,274	Federal National Mortgage Association REMIC, 4.50%, 08/25/21	594,614
102,738	Federal National Mortgage Association REMIC, 4.50%, 11/25/23	105,793
365,983	Federal National Mortgage Association REMIC, 4.00%, 02/25/26	391,912
1,268,755	Federal National Mortgage Association, 3.00%, 10/01/26	1,318,741
527,300	Federal National Mortgage Association REMIC, 3.00%, 04/25/37	540,922
647,389	Federal National Mortgage Association REMIC, 2.50%, 09/25/39	656,667
837,805	Federal National Mortgage Association REMIC, 3.50%, 05/25/41	880,090

See accompanying Notes to Schedules of Portfolio Investments.

Shares or Principal Amount	Security Description	Value
$289,309	Federal National Mortgage Association, Interest Only REMIC, 5.00%, 03/25/39	$21,892
		4,697,491
Total Government and Agency Obligations (cost $46,781,710)		46,852,580

Preferred Stocks - 0.4%
550	U.S. Bancorp, Series A, 3.50% (callable at 1,000 beginning on 08/04/14) (e)	457,875

Total Preferred Stocks (cost $564,328)		457,875

Short Term Investments - 1.0%
Investment Company - 1.0%
1,076,343	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01% (g)	1,076,343

Total Short Term Investments (cost $1,076,343)		1,076,343

Total Investments - 99.4% (cost $104,353,377)		105,327,012
Other assets in excess of liabilities - 0.6%		662,979
NET ASSETS - 100%		$105,989,991

(a)	Variable rate security. The rate reflected is the rate in effect at June 30, 2014.
(b)

The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933 to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of June 30, 2014, the aggregate value of these liquid securities was $7,596,958 which represented 7.2% of net assets.

(c)

Security fair valued in good faith in accordance with the procedures established by the Tributary Funds’ Board of Directors. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See Security Valuation in the Notes to Schedules of Portfolio Investments.

(d)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(e)	Perpetual maturity security.
(f)	U.S. Treasury inflation indexed note, par amount is adjusted for inflation.
(g)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2014.

AMBAC	AMBAC Indemnity Corp.
RB	Revenue Bond
REMIC	Real Estate Mortgage Investment Conduit

See accompanying Notes to Schedules of Portfolio Investments.

QUARTERLY REPORT 2014

SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2014 (Unaudited)

INCOME FUND

Principal Amount	Security Description	Value
Non-U.S. Government Agency Asset-Backed Securities - 27.9%
$760,000	Ally Auto Receivables Trust, 1.53%, 04/15/19	$762,064
1,348,000	Banc of America Commercial Mortgage Inc. REMIC, 5.35%, 09/10/47 (a)	1,408,985
977,144	Bayview Financial Mortgage Pass-Through Trust REMIC, 5.70%, 02/28/41 (a)	998,122
470,000	Cabela’s Master Credit Card Trust, 1.63%, 02/18/20	476,325
685,000	Cabela’s Master Credit Card Trust, 2.71%, 02/17/26 (b)	668,674
740,000	Chase Issuance Trust, 1.15%, 01/15/19	742,103
105,841	Chase Mortgage Finance Trust REMIC, 5.50%, 05/25/35	108,648
320,000	Citibank Credit Card Issuance Trust, 5.65%, 09/20/19	363,393
513,544	Citigroup Mortgage Loan Trust Inc. REMIC, 6.50%, 07/25/34	550,579
909,885	Citigroup Mortgage Loan Trust Inc. REMIC, 4.00%, 01/25/35 (a)	947,231
788,053	Citigroup Mortgage Loan Trust Inc. REMIC, 0.30%, 08/25/36 (a)	745,333
108,348	Citigroup Mortgage Loan Trust Inc. REMIC, 0.30%, 10/25/36 (a)	107,801
126,971	Citimortgage Alternative Loan Trust REMIC, 5.25%, 03/25/21	128,800
210,751	CNL Commercial Mortgage Loan Trust (insured by AMBAC Assurance Corp.) REMIC, 0.59%, 10/25/30 (a) (b)	180,505
1,881,929	COMM Mortgage Trust REMIC, 1.68%, 03/12/46 (a)	134,502
495,834	Countrywide Asset-Backed Certificates REMIC, 4.46%, 10/25/35 (a)	496,825
568,782	Countrywide Asset-Backed Certificates REMIC, 0.52%, 11/25/35 (a)	559,182
231,280	Countrywide Asset-Backed Certificates REMIC, 0.33%, 07/25/36 (a)	225,593
68,668	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.00%, 08/25/20	68,617
101,040	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.75%, 04/25/33	104,479
282,136	Credit-Based Asset Servicing and Securitization LLC REMIC, 1.28%, 02/25/33 (a)	262,190
111,791	Credit-Based Asset Servicing and Securitization LLC REMIC, 5.75%, 12/25/37 (a)	111,536
850,000	Credit-Based Asset Servicing and Securitization LLC REMIC, 6.02%, 12/25/37 (a)	898,888
189,039	DBUBS Mortgage Trust REMIC, 1.56%, 08/12/44 (a)	5,253
545,000	Ford Credit Floorplan Master Owner Trust, 1.37%, 01/15/18	547,929
455,000	Ford Credit Floorplan Master Owner Trust, 3.50%, 01/15/19	477,738
410,000	FREMF Mortgage Trust REMIC, 4.30%, 09/25/44 (a)	436,844
462,901	Goldman Sachs Alternative Mortgage Products Trust REMIC, 0.80%, 03/25/34 (a)	461,396
544,227	GS Mortgage Securities Trust REMIC, 3.65%, 03/10/44 (b)	565,932
284,167	GSAMP Trust REMIC, 0.36%, 01/25/36 (a)	276,912
506,517	Irwin Home Equity Loan Trust, 1.50%, 02/25/29 (a)	482,937
302,220	Irwin Whole Loan Home Equity Trust REMIC, 1.25%, 11/25/28 (a)	300,044
732,548	Irwin Whole Loan Home Equity Trust REMIC, 0.62%, 12/25/29 (a)	703,100
480,000	JPMorgan Chase Commercial Mortgage Securities Trust REMIC, 2.67%, 01/15/46	494,436
860,000	JPMorgan Mortgage Acquisition Trust REMIC, 0.38%, 07/25/36 (a)	816,941
1,026,883	Morgan Stanley Capital I Trust REMIC, 5.77%, 04/12/49 (a)	1,027,090
776,089	Morgan Stanley Capital I Trust REMIC, 3.22%, 07/15/49	808,190
275,192	Nomura Asset Acceptance Corp. Alternative Loan Trust REMIC, 0.83%, 06/25/35 (a)	270,901
236,745	Nomura Asset Acceptance Corp. Alternative Loan Trust REMIC, 6.00%, 03/25/47 (a)	179,731
300,000	NovaStar Mortgage Funding Trust REMIC, 1.80%, 03/25/35 (a)	294,154
525,000	OneMain Financial Issuance Trust, 2.43%, 06/18/24 (c)	524,990
404,349	Option One Mortgage Loan Trust Asset-Backed Certificates REMIC, 0.36%, 12/25/35 (a)	398,275
478,047	Origen Manufactured Housing Contract Trust, 5.91%, 01/15/35	506,558
63,207	Park Place Securities Inc. Asset-Backed Pass-Through Certificates REMIC, 1.08%, 10/25/34 (a)	63,191

See accompanying Notes to Schedules of Portfolio Investments.

Principal Amount	Security Description	Value
$748,323	Preferred Term Securities XII Ltd., 0.93%, 12/24/33 (a) (b)	$622,979
693,605	Preferred Term Securities XIV Ltd., 0.71%, 06/24/34 (a) (b)	556,618
923,426	Preferred Term Securities XXI Ltd., 0.88%, 03/22/38 (a) (b)	450,170
805,124	Preferred Term Securities XXIV Ltd., 0.53%, 03/22/37 (a) (b)	632,022
636,476	Renaissance Home Equity Loan Trust REMIC, 4.50%, 08/25/35	640,813
137,795	Residential Accredit Loans Inc. Trust REMIC, 5.50%, 01/25/34	139,652
396,584	Residential Accredit Loans Inc. Trust REMIC, 6.00%, 10/25/34	414,673
130,425	Residential Accredit Loans Inc. Trust REMIC, 5.50%, 02/25/35	129,106
454,538	Residential Asset Mortgage Products Inc. Trust REMIC, 5.63%, 01/25/34	482,615
870,000	Residential Asset Mortgage Products Inc. Trust REMIC, 0.66%, 06/25/35 (a)	833,024
139,587	Residential Asset Mortgage Products Inc. Trust (insured by AMBAC Assurance Corp.) REMIC, 4.02%, 03/25/33	139,908
235,789	Residential Asset Securities Corp. Trust REMIC, 5.96%, 09/25/31	240,733
230,997	Residential Asset Securities Corp. Trust REMIC, 4.47%, 03/25/32	235,183
127,683	Residential Asset Securities Corp. Trust REMIC, 4.54%, 12/25/33	131,542
111,794	SACO I Trust REMIC, 0.71%, 11/25/35 (a)	111,341
1,060,000	Springleaf Mortgage Loan Trust REMIC, 4.44%, 12/25/59 (a)	1,097,098
293,628	Structured Asset Securities Corp. REMIC, 1.20%, 11/25/34 (a)	275,754
49,834	Structured Asset Securities Corp. (insured by MBIA Assurance Corp.) REMIC, 5.80%, 09/25/33 (a)	51,208
907,381	Vanderbilt Acquisition Loan Trust REMIC, 7.33%, 05/07/32	982,944
234,108	Vanderbilt Mortgage Finance, 5.84%, 02/07/26	238,127
795,000	Wells Fargo Commercial Mortgage Trust REMIC, 2.53%, 10/15/45	795,435
339,822	Wells Fargo Home Equity Asset-Backed Securities Trust REMIC, 0.53%, 12/25/35 (a)	334,862
82,353	Wells Fargo Home Equity Asset-Backed Securities Trust REMIC, 0.29%, 07/25/36 (a)	81,704
155,186	Wells Fargo Mortgage Backed Securities Trust REMIC, 5.00%, 11/25/36	160,891
625,000	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 2.63%, 03/15/45	623,946
635,000	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 2.19%, 04/15/45	650,893

Total Non-U.S. Government Agency Asset-Backed Securities (cost $31,636,180)		31,746,158

Corporate Bonds - 21.1%
Consumer Discretionary - 2.4%
546,000	DIRECTV Holdings LLC, 3.80%, 03/15/22	563,538
300,000	Goodyear Tire & Rubber Co., 6.50%, 03/01/21	325,500
290,000	Hanesbrands Inc., 6.38%, 12/15/20	313,563
325,000	Mohawk Industries Inc., 6.13%, 01/15/16 (d)	349,781
500,000	Newell Rubbermaid Inc., 4.70%, 08/15/20	541,715
535,000	Whirlpool Corp., 4.85%, 06/15/21	590,027
		2,684,124
Consumer Staples - 2.2%
370,000	Cargill Inc., 3.25%, 11/15/21 (b)	378,941
445,000	Church & Dwight Co. Inc., 3.35%, 12/15/15	461,828
405,000	Land O’Lakes Capital Trust I, 7.45%, 03/15/28 (b)	407,025
600,000	PepsiCo Inc., 4.88%, 11/01/40	650,937
535,000	Wal-Mart Stores Inc., 5.63%, 04/15/41	646,001
		2,544,732
Energy - 0.5%
420,000	Tosco Corp., 8.13%, 02/15/30	619,686

Financials - 9.8%
355,000	ACE INA Holdings Inc., 5.90%, 06/15/19	415,258
559,597	Altitude Investments 16 LLC, 2.49%, 03/14/26	555,098
480,000	American Express Co., 6.80%, 09/01/66 (a)	528,000
590,000	American Honda Finance Corp., 1.60%, 02/16/18 (b)	591,801
580,000	Bank of America Corp., 5.65%, 05/01/18	657,200
478,000	Chubb Corp., 6.80%, 11/15/31	630,739
625,000	Citigroup Inc., 2.55%, 04/08/19	630,077
545,000	General Electric Capital Corp., 6.38%, 11/15/67 (a)	607,675
400,000	Genworth Financial Inc., 7.63%, 09/24/21	500,934
560,000	Goldman Sachs Group Inc., 6.45%, 05/01/36	653,011

See accompanying Notes to Schedules of Portfolio Investments.

Principal Amount	Security Description	Value
$480,000	Hartford Financial Services Group Inc., 5.50%, 03/30/20	$549,185
540,000	JPMorgan Chase & Co., 7.90% (callable at 100 beginning 04/30/18) (e)	604,800
311,000	KeyBank NA, 4.95%, 09/15/15	326,229
625,000	Metropolitan Life Global Funding I, 3.13%, 01/11/16	648,160
585,000	Morgan Stanley, 4.75%, 03/22/17	636,825
465,000	Prudential Financial Inc., 7.38%, 06/15/19	575,776
88,000	Regions Financial Corp., 7.75%, 11/10/14	90,198
545,000	Regions Financial Corp., 2.00%, 05/15/18	543,016
375,000	State Street Bank & Trust Co., 0.43%, 12/08/15 (a)	374,778
363,000	UBS Preferred Funding Trust V, 6.24% (callable at 100 beginning 05/15/16) (e)	387,049
530,000	Wells Fargo & Co., Series A, 7.98% (callable at 100 beginning 03/15/18) (e)	602,875
		11,108,684
Health Care - 0.2%
160,000	Pfizer Inc., 6.20%, 03/15/19	189,911

Industrials - 1.8%
650,000	Burlington Northern Santa Fe LLC, 3.75%, 04/01/24	670,420
370,000	Textron Inc., 6.20%, 03/15/15	385,080
375,000	Textron Inc., 3.65%, 03/01/21	386,496
479,000	United Technologies Corp., 6.13%, 07/15/38	614,169
		2,056,165
Information Technology - 1.5%
445,000	CA Inc., 6.13%, 12/01/14	455,356
650,000	Intel Corp., 2.70%, 12/15/22	631,589
510,000	Oracle Corp., 6.13%, 07/08/39	638,928
		1,725,873
Materials - 1.3%
488,000	Dow Chemical Co., 4.25%, 11/15/20	530,402
405,000	Martin Marietta Materials Inc., 6.60%, 04/15/18	463,932
493,000	Mosaic Co., 3.75%, 11/15/21	512,522
		1,506,856
Telecommunication Services - 0.5%
530,000	Verizon Communications Inc., 5.15%, 09/15/23	592,802

Utilities - 0.9%
315,000	Alabama Power Co., 5.50%, 10/15/17	355,458
515,000	PacifiCorp, 6.25%, 10/15/37	667,095
		1,022,553
Total Corporate Bonds (cost $23,281,833)		24,051,386

Government and Agency Obligations - 46.5%
GOVERNMENT SECURITIES - 29.0%
Municipals - 2.8%
720,000	Florida HomeLoan Corp., 3.00%, 01/01/36	731,333
440,000	Montana Board of Housing, 2.38%, 06/01/20	441,566
340,000	New York City Municipal Water Finance Authority, 5.72%, 06/15/42	425,068
355,000	New York City Transitional Finance Authority, 5.77%, 08/01/36	434,456
225,000	State of Connecticut, 4.95%, 12/01/20	254,993
225,000	State of Connecticut, 5.63%, 12/01/29	270,423
240,000	University of Michigan, 6.01%, 04/01/25	271,930
350,000	University of Nebraska, RB, Series B, 5.70%, 07/01/29	368,490
		3,198,259
Treasury Inflation Index Securities - 0.9%
995,068	U.S. Treasury Inflation Indexed Note, 0.13%, 01/15/22 (f)	1,001,054

U.S. Treasury Securities - 25.3%
3,450,000	U.S. Treasury Bond, 5.38%, 02/15/31	4,524,351
4,100,000	U.S. Treasury Bond, 3.63%, 08/15/43	4,321,654
4,350,000	U.S. Treasury Note, 0.63%, 09/30/17	4,295,625
6,100,000	U.S. Treasury Note, 1.25%, 01/31/19	6,029,948
2,210,000	U.S. Treasury Note, 2.00%, 02/28/21	2,200,331
7,820,000	U.S. Treasury Note, 1.63%, 11/15/22	7,386,842
		28,758,751
U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES - 17.5%
Federal Home Loan Mortgage Corp. - 4.7%
653,519	Federal Home Loan Mortgage Corp. REMIC, 4.50%, 04/15/19	685,974
1,244,000	Federal Home Loan Mortgage Corp. REMIC, 4.50%, 06/15/21	1,350,767
115,437	Federal Home Loan Mortgage Corp., 3.50%, 12/01/26	122,094
651,825	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 02/15/27	667,635
1,337,119	Federal Home Loan Mortgage Corp., 4.50%, 11/01/30	1,455,724
1,037,704	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 02/15/39	1,120,954
		5,403,148

See accompanying Notes to Schedules of Portfolio Investments.

Principal Amount	Security Description	Value
Federal National Mortgage Association - 10.9%
$73,190	Federal National Mortgage Association, 5.50%, 11/01/16	$77,716
36,518	Federal National Mortgage Association, 4.50%, 12/01/18	38,774
628,429	Federal National Mortgage Association REMIC, 4.00%, 02/25/19	657,399
784,021	Federal National Mortgage Association, 4.16%, 08/01/21	865,093
499,941	Federal National Mortgage Association, 7.50%, 08/01/22	544,804
116,780	Federal National Mortgage Association, 4.00%, 06/01/24	124,802
49,510	Federal National Mortgage Association, 4.00%, 10/01/24	52,913
699,537	Federal National Mortgage Association REMIC, 5.00%, 02/25/32	770,251
1,052,504	Federal National Mortgage Association REMIC, 4.00%, 01/25/33	1,139,130
604,119	Federal National Mortgage Association, 5.00%, 08/01/34	672,775
872,846	Federal National Mortgage Association REMIC, 5.50%, 08/25/34	926,113
1,050,481	Federal National Mortgage Association REMIC, 3.00%, 04/25/37	1,077,618
66,344	Federal National Mortgage Association, 5.50%, 08/01/37	74,173
227,777	Federal National Mortgage Association, 6.00%, 09/01/38	257,215
373,594	Federal National Mortgage Association, 4.50%, 06/01/39	408,211
1,324,204	Federal National Mortgage Association REMIC, 2.50%, 09/25/39	1,343,182
624,012	Federal National Mortgage Association, 4.50%, 01/01/40	685,077
1,369,220	Federal National Mortgage Association, 4.00%, 04/01/41	1,456,342
757,515	Federal National Mortgage Association REMIC, 3.50%, 05/25/41	795,748
432,856	Federal National Mortgage Association, 4.00%, 02/01/42	460,920
		12,428,256
Government National Mortgage Association - 1.9%
1,649,962	Government National Mortgage Association, 3.00%, 03/20/43	1,668,983
420,300	Government National Mortgage Association, 4.72%, 06/20/61	457,619
		2,126,602
Total Government and Agency Obligations (cost $51,691,627)		52,916,070

Shares
Preferred Stock - 0.4%
580	U.S. Bancorp, Series A, 3.50% (callable at 1,000 beginning on 08/04/14) (e)	482,850

Total Preferred Stocks (cost $595,666)		482,850

Exchange Traded Funds - 0.4%
5,047	iShares iBoxx High Yield Corporate Bond Fund	480,475

Total Exchange Traded Funds (cost $436,131)		480,475

Investment Company - 1.1%
121,251	Federated Institutional High-Yield Bond Fund	1,262,220

Total Investment Company (cost $1,092,326)		1,262,220

Short Term Investments - 1.1%
Investment Company - 1.1%
1,189,261	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01% (g)	1,189,261

Total Short Term Investments (cost $1,189,261)		1,189,261

Total Investments - 98.5% (cost $109,923,024)		112,128,420
Other assets in excess of liabilities - 1.5%		1,719,471
NET ASSETS - 100%		$113,847,891

See accompanying Notes to Schedules of Portfolio Investments.

(a)	Variable rate security. The rate reflected is the rate in effect at June 30, 2014.
(b)

The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933 to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of June 30, 2014, the aggregate value of these liquid securities was $5,054,667 which represented 4.4% of net assets.

(c)

Security fair valued in good faith in accordance with the procedures established by the Tributary Funds’ Board of Directors. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs. See Security Valuation in the Notes to Schedules of Portfolio Investments.

(d)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(e)	Perpetual maturity security.
(f)	U.S. Treasury inflation indexed note, par amount is adjusted for inflation.
(g)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2014.

AMBAC	AMBAC Indemnity Corp.
MBIA	Municipal Bond Investors Assurance
RB	Revenue Bond
REMIC	Real Estate Mortgage Investment Conduit

See accompanying Notes to Schedules of Portfolio Investments.

QUARTERLY REPORT 2014

SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2014 (Unaudited)

BALANCED FUND

Shares	Security Description	Value
Common Stocks - 67.9%
Consumer Discretionary - 13.0%
1,500	AutoZone Inc. (a)	$804,360
15,000	Bally Technologies Inc. (a)	985,800
13,400	BorgWarner Inc.	873,546
19,800	Cabela’s Inc. (a)	1,235,520
50,000	D.R. Horton Inc.	1,229,000
8,200	Discovery Communications Inc. — Class C (a)	595,238
8,000	Foot Locker Inc.	405,760
8,400	HanesBrands Inc.	826,896
4,000	Polaris Industries Inc.	520,960
70,000	PulteGroup Inc.	1,411,200
150,000	Standard Pacific Corp. (a)	1,290,000
18,000	Sturm Ruger & Co. Inc.	1,062,180
14,000	Tenneco Inc. (a)	919,800
5,450	Ulta Salon Cosmetics & Fragrance Inc. (a)	498,184
2,200	Wynn Resorts Ltd.	456,632
		13,115,076
Consumer Staples - 3.5%
14,000	Herbalife Ltd.	903,560
5,400	Keurig Green Mountain Inc.	672,894
180,000	Rite Aid Corp. (a)	1,290,600
22,000	WhiteWave Foods Co. - Class A (a)	712,140
		3,579,194
Energy - 6.7%
15,000	Bristow Group Inc.	1,209,300
8,000	Concho Resources Inc. (a)	1,156,000
7,500	EOG Resources Inc.	876,450
50,000	Kodiak Oil & Gas Corp. (a)	727,500
12,800	Noble Energy Inc.	991,488
61,000	Northern Oil and Gas Inc. (a)	993,690
10,000	Oceaneering International Inc.	781,300
		6,735,728
Financials - 7.0%
4,650	Affiliated Managers Group Inc. (a)	955,110
10,000	Credit Acceptance Corp. (a)	1,231,000
31,000	Home Bancshares Inc.	1,017,420
21,700	Portfolio Recovery Associates Inc. (a)	1,291,801
4,950	Signature Bank (a)	624,591
15,000	Stifel Financial Corp. (a)	710,250
15,000	T. Rowe Price Group Inc.	1,266,150
		7,096,322
Health Care - 9.0%
20,000	Catamaran Corp. (a)	883,200
8,700	Celgene Corp. (a)	747,156
12,000	Centene Corp. (a)	907,320
12,700	Cerner Corp. (a)	655,066
5,550	Cooper Cos. Inc.	752,192
15,000	PerkinElmer Inc.	702,600
15,400	Questcor Pharmaceuticals Inc.	1,424,346
7,400	Teleflex Inc.	781,440
14,000	United Therapeutics Corp. (a)	1,238,860
30,000	Zoetis Inc. - Class A	968,100
		9,060,280
Industrials - 12.7%
5,000	Chart Industries Inc. (a)	413,700
6,000	Cummins Inc.	925,740
15,000	Dover Corp.	1,364,250
6,700	FedEx Corp.	1,014,246
14,850	Fortune Brands Home & Security Inc.	592,960
12,000	Genesee & Wyoming Inc. - Class A (a)	1,260,000
8,200	Jacobs Engineering Group Inc. (a)	436,896
5,925	Middleby Corp. (a)	490,116
6,600	Pall Corp.	563,574
5,300	Roper Industries Inc.	773,853
40,000	Southwest Airlines Co.	1,074,400
20,000	Spirit Airlines Inc. (a)	1,264,800
10,200	Union Pacific Corp.	1,017,450
15,000	United Rentals Inc. (a)	1,570,950
		12,762,935
Information Technology - 10.9%
13,000	Adobe Systems Inc. (a)	940,680
11,400	Akamai Technologies Inc. (a)	696,084
25,000	Broadridge Financial Solutions Inc.	1,041,000
55,000	Cadence Design Systems Inc. (a)	961,950
5,050	Citrix Systems Inc. (a)	315,878
9,000	Cognizant Technology Solutions Corp. - Class A (a)	440,190
3,600	FactSet Research Systems Inc.	433,008
14,800	Fiserv Inc. (a)	892,736
21,000	IAC/InterActiveCorp.	1,453,830
10,000	Jack Henry & Associates Inc.	594,300
24,000	Knowles Corp. (a)	737,760
44,400	Mentor Graphics Corp.	957,708
25,000	Methode Electronics Inc.	955,250
8,500	OSI Systems Inc. (a)	567,375
		10,987,749
Materials - 5.1%
15,400	Caesarstone Sdot-Yam Ltd.	755,832
10,000	Eastman Chemical Co.	873,500
15,000	FMC Corp.	1,067,850
28,000	HB Fuller Co.	1,346,800
40,000	PH Glatfelter Co.	1,061,200
		5,105,182
Total Common Stocks (cost $53,871,233)		68,442,466

See accompanying Notes to Schedules of Portfolio Investments.

Principal Amount	Security Description	Value
Corporate Bonds - 13.5%
Consumer Discretionary - 1.2%
$500,000	Comcast Corp., 5.70%, 05/15/18	$575,941
300,000	McGraw-Hill Cos. Inc., 5.90%, 11/15/17	332,857
300,000	Viacom Inc., 6.25%, 04/30/16	329,440
		1,238,238
Consumer Staples - 0.9%
500,000	Anheuser-Busch Cos. Inc., 5.00%, 03/01/19	565,278
300,000	ConAgra Foods Inc., 7.00%, 04/15/19	360,632
		925,910
Energy - 0.8%
200,000	ONEOK Partners LP, 6.15%, 10/01/16	222,788
500,000	Shell International Finance BV, 3.25%, 09/22/15	517,374
		740,162
Financials - 5.3%
500,000	American Express Co., 5.50%, 09/12/16	548,957
500,000	General Electric Capital Corp., 5.63%, 09/15/17	565,923
500,000	Health Care REIT Inc., 6.20%, 06/01/16	548,579
500,000	JPMorgan Chase & Co., 6.40%, 10/02/17	576,373
500,000	Morgan Stanley, 0.71%, 10/15/15 (b)	501,030
250,000	Regions Bank, 7.50%, 05/15/18	297,520
1,000,000	Royal Bank of Canada, 1.25%, 06/16/17	1,001,389
300,000	Simon Property Group LP, 2.80%, 01/30/17	312,676
494,000	Vornado Realty Trust, 4.25%, 04/01/15	502,417
500,000	Wachovia Corp., 5.25%, 08/01/14	501,983
		5,356,847
Health Care - 1.1%
500,000	Novartis Securities Investment Ltd., 5.13%, 02/10/19	569,830
500,000	Teva Pharmaceutical Finance II BV, 3.00%, 06/15/15	512,161
		1,081,991
Industrials - 1.4%
400,000	Caterpillar Inc., 7.90%, 12/15/18	500,777
500,000	Harley-Davidson Funding Corp., 6.80%, 06/15/18 (c)	589,979
300,000	Honeywell International Inc., 5.30%, 03/01/18	340,914
		1,431,670
Telecommunication Services - 0.9%
500,000	AT&T Inc., 4.45%, 05/15/21	548,799
300,000	Verizon Communications Inc., 4.90%, 09/15/15	315,701
		864,500
Utilities - 1.9%
400,000	Commonwealth Edison Co., 4.00%, 08/01/20	431,700
400,000	Consolidated Edison Co. of New York Inc., 5.30%, 12/01/16	441,541
450,000	Exelon Generation Co. LLC, 5.20%, 10/01/19	507,155
500,000	Sempra Energy, 6.50%, 06/01/16	552,418
		1,932,814
Total Corporate Bonds (cost $13,104,447)		13,572,132

Government and Agency Obligations - 12.0%
GOVERNMENT SECURITIES - 11.8%
Municipals - 3.6%
350,000	California State University, RB, 5.45%, 11/01/22	407,614
250,000	City of Aurora, Illinois, GO, Series A, 4.25%, 12/30/17	271,035
250,000	City of Industry, California, RB, 7.00%, 01/01/21	292,015
150,000	County of St. Charles, Missouri, RB, 5.16%, 10/01/20	169,151
190,000	Denver City & County Board of Water Commission, RB, Series A, 5.00%, 12/15/19	218,703
100,000	Denver Regional Transportation District, RB, 2.21%, 11/01/21	95,726
195,000	Kansas Development Finance Authority, RB, Series N, 5.20%, 11/01/19	223,135
300,000	Metro Wastewater Reclamation District, Sewer Revenue, Series B, 5.02%, 04/01/20	335,604
205,000	Northern Illinois Municipal Power Agency, Power Project Revenue, 5.69%, 01/01/17	220,709
200,000	Reeves County, Texas, Correctional Facilities, 7.40%, 12/01/17	210,710
200,000	Santa Monica Community College District, Series A, 5.73%, 08/01/24	223,478
100,000	State of Florida Lottery, RB, 5.19%, 07/01/19	112,762
265,000	Town of Hamden, Connecticut, GO, Series B, 5.38%, 08/15/22	299,227
200,000	Town of Parker, Colorado, Series A, 5.30%, 11/01/18	219,076
155,000	Upper St. Clair Township School District, 2.86%, 07/15/21	150,624

See accompanying Notes to Schedules of Portfolio Investments.

Shares or Principal Amount	Security Description	Value
$100,000	Vista Community Development Commission California, 7.61%, 09/01/21	$112,204
		3,561,773
Treasury Inflation Index Securities - 0.6%
285,041	U.S. Treasury Inflation Indexed Note, 1.38%, 01/15/20 (d)	312,476
251,540	U.S. Treasury Inflation Indexed Note, 2.38%, 01/15/25 (d)	304,402
		616,878
U.S. Treasury Securities - 7.6%
2,725,000	U.S. Treasury Bond, 9.25%, 02/15/16	3,119,166
2,875,000	U.S. Treasury Note, 1.75%, 05/31/16	2,947,548
1,625,000	U.S. Treasury Note, 0.75%, 12/31/17	1,604,180
		7,670,894
U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES - 0.2%
Federal National Mortgage Association - 0.2%
218,445	Federal National Mortgage Association, 3.50%, 12/01/26	231,672

Total Government and Agency Obligations (cost $11,701,820)		12,081,217

Short Term Investments - 5.4%
Investment Company - 5.4%
5,397,784	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01% (e)	5,397,784

Total Short Term Investments (cost $5,397,784)		5,397,784

Total Investments - 98.8% (cost $84,075,284)		99,493,599
Other assets in excess of liabilities - 1.2%		1,249,431
NET ASSETS - 100%		$100,743,030

(a)	Non-income producing security.
(b)	Variable rate security. The rate reflected is the rate in effect at June 30, 2014.
(c)

The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933 to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of June 30, 2014, the aggregate value of these liquid securities was $589,979 which represented 0.6% of net assets.

(d)	U.S. Treasury inflation indexed note, par amount is adjusted for inflation.
(e)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2014.

GO	General Obligation
RB	Revenue Bond
REIT	Real Estate Investment Trust

See accompanying Notes to Schedules of Portfolio Investments.

QUARTERLY REPORT 2014

SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2014 (Unaudited)

GROWTH OPPORTUNITIES FUND

Shares	Security Description	Value
Common Stocks - 98.9%
Consumer Discretionary - 18.3%
2,804	AutoZone Inc. (a)	$1,503,617
43,000	Bally Technologies Inc. (a)	2,825,960
45,894	BorgWarner Inc.	2,991,830
41,722	Cabela’s Inc. (a)	2,603,453
104,000	D.R. Horton Inc.	2,556,320
29,801	Discovery Communications Inc. — Class C (a)	2,163,255
19,819	Foot Locker Inc.	1,005,220
16,926	HanesBrands Inc.	1,666,195
12,914	Polaris Industries Inc.	1,681,919
99,337	PulteGroup Inc.	2,002,634
301,488	Standard Pacific Corp. (a)	2,592,797
22,000	Sturm Ruger & Co. Inc.	1,298,220
59,602	Tenneco Inc. (a)	3,915,851
11,920	Ulta Salon Cosmetics & Fragrance Inc. (a)	1,089,607
10,232	Wynn Resorts Ltd.	2,123,754
		32,020,632
Consumer Staples - 4.5%
10,000	Church & Dwight Co. Inc.	699,500
47,682	Herbalife Ltd.	3,077,396
7,000	Keurig Green Mountain Inc.	872,270
310,000	Rite Aid Corp. (a)	2,222,700
28,000	WhiteWave Foods Co. - Class A (a)	906,360
		7,778,226
Energy - 7.7%
16,000	Bristow Group Inc.	1,289,920
14,000	Concho Resources Inc. (a)	2,023,000
231,356	Kodiak Oil & Gas Corp. (a)	3,366,230
35,761	Noble Energy Inc.	2,770,047
131,125	Northern Oil and Gas Inc. (a)	2,136,026
25,000	Oceaneering International Inc.	1,953,250
		13,538,473
Financials - 10.7%
13,410	Affiliated Managers Group Inc. (a)	2,754,414
20,998	Credit Acceptance Corp. (a)	2,584,854
84,000	Home Bancshares Inc.	2,756,880
59,602	Portfolio Recovery Associates Inc. (a)	3,548,107
12,914	Signature Bank (a)	1,629,488
57,748	Stifel Financial Corp. (a)	2,734,368
31,000	T. Rowe Price Group Inc.	2,616,710
		18,624,821
Health Care - 12.1%
68,455	Catamaran Corp. (a)	3,022,973
30,000	Centene Corp. (a)	2,268,300
41,324	Cerner Corp. (a)	2,131,492
18,000	Cooper Cos. Inc.	2,439,540
30,500	PerkinElmer Inc.	1,428,620
50,000	Questcor Pharmaceuticals Inc.	4,624,500
23,841	Teleflex Inc.	2,517,610
31,291	United Therapeutics Corp. (a)	2,768,940
		21,201,975
Industrials - 18.5%
16,161	Chart Industries Inc. (a)	1,337,161
18,500	Cummins Inc.	2,854,365
32,494	Dover Corp.	2,955,330
40,800	Fortune Brands Home & Security Inc.	1,629,144
19,867	Genesee & Wyoming Inc. - Class A (a)	2,086,035
49,500	Jacobs Engineering Group Inc. (a)	2,637,360
32,682	Lincoln Electric Holdings Inc.	2,283,818
27,567	Middleby Corp. (a)	2,280,342
18,000	Pall Corp.	1,537,020
12,616	Roper Industries Inc.	1,842,062
147,377	Southwest Airlines Co.	3,958,546
40,000	Spirit Airlines Inc. (a)	2,529,600
30,000	Trinity Industries Inc.	1,311,600
30,000	United Rentals Inc. (a)	3,141,900
		32,384,283
Information Technology - 18.9%
52,649	Adobe Systems Inc. (a)	3,809,682
29,801	Akamai Technologies Inc. (a)	1,819,649
17,700	Avago Technologies Ltd.	1,275,639
78,843	Broadridge Financial Solutions Inc.	3,283,022
160,330	Cadence Design Systems Inc. (a)	2,804,172
19,867	Citrix Systems Inc. (a)	1,242,681
85,430	Cognizant Technology Solutions Corp. - Class A (a)	4,178,381
9,934	FactSet Research Systems Inc.	1,194,862
51,622	Fiserv Inc. (a)	3,113,839
50,620	IAC/InterActiveCorp.	3,504,423
27,417	Jack Henry & Associates Inc.	1,629,392
42,000	Knowles Corp. (a)	1,291,080
99,337	Mentor Graphics Corp.	2,142,699
26,821	OSI Systems Inc. (a)	1,790,302
		33,079,823
Materials - 8.2%
42,000	Caesarstone Sdot-Yam Ltd.	2,061,360
30,794	Eastman Chemical Co.	2,689,856
31,788	FMC Corp.	2,262,988
75,496	HB Fuller Co.	3,631,358
100,000	PH Glatfelter Co.	2,653,000
9,934	Sigma-Aldrich Corp.	1,008,102
		14,306,664
Total Common Stocks (cost $108,656,996)		172,934,897

See accompanying Notes to Schedules of Portfolio Investments.

Shares	Security Description	Value
Short Term Investments - 1.2%
Investment Company - 1.2%
2,063,073	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01% (b)	$2,063,073

Total Short Term Investments (cost $2,063,073)		2,063,073

Total Investments - 100.1% (cost $110,720,069)		174,997,970
Liabilities in excess of other assets - (0.1%)		(133,484)
NET ASSETS - 100%		$174,864,486

(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2014.

See accompanying Notes to Schedules of Portfolio Investments.

QUARTERLY REPORT 2014

SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2014 (Unaudited)

SMALL COMPANY FUND

Shares	Security Description	Value
Common Stocks - 98.2%
Consumer Discretionary - 12.4%
132,200	Ann Inc. (a)	$5,438,708
64,000	Buckle Inc.	2,839,040
290,300	Callaway Golf Co.	2,415,296
94,800	Iconix Brand Group Inc. (a)	4,070,712
53,900	International Speedway Corp. - Class A	1,793,792
48,000	Jack in the Box Inc.	2,872,320
68,600	Steiner Leisure Ltd. (a)	2,969,694
68,200	Vitamin Shoppe Inc. (a)	2,933,964
		25,333,526
Consumer Staples - 3.3%
64,000	Calavo Growers Inc.	2,165,120
27,300	Lancaster Colony Corp.	2,597,868
26,900	WD-40 Co.	2,023,418
		6,786,406
Energy - 7.1%
48,100	Dresser-Rand Group Inc. (a)	3,065,413
74,800	Matrix Service Co. (a)	2,452,692
50,000	PDC Energy Inc. (a)	3,157,500
23,600	SM Energy Co.	1,984,760
67,900	Tidewater Inc.	3,812,585
		14,472,950
Financials - 22.0%
230,800	Cardinal Financial Corp.	4,260,568
39,500	Cullen/Frost Bankers Inc.	3,137,090
47,100	Home Properties Inc.	3,012,516
24,800	Jones Lang LaSalle Inc.	3,134,472
109,340	LTC Properties Inc.	4,268,634
128,600	MB Financial Inc.	3,478,630
246,000	Old National Bancorp	3,512,880
167,000	Selective Insurance Group	4,128,240
114,445	Southside Bancshares Inc.	3,314,327
60,600	Stifel Financial Corp. (a)	2,869,410
52,700	UMB Financial Corp.	3,340,653
101,000	United Bankshares Inc.	3,265,330
15,600	Virtus Investment Partners Inc. (a)	3,303,300
		45,026,050
Health Care - 10.8%
177,500	AMN Healthcare Services Inc. (a)	2,183,250
15,130	Analogic Corp.	1,183,771
59,800	CONMED Corp.	2,640,170
80,300	Genomic Health Inc. (a)	2,200,220
49,000	Greatbatch Inc. (a)	2,403,940
99,900	Team Health Holdings Inc. (a)	4,989,006
100,600	VCA Antech Inc. (a)	3,530,054
73,500	West Pharmaceutical Services Inc.	3,100,230
		22,230,641
Industrials - 14.7%
113,500	Actuant Corp. - Class A	3,923,695
110,000	Barnes Group Inc.	4,239,400
61,700	CLARCOR Inc.	3,816,145
66,600	Forward Air Corp.	3,186,810
84,100	Granite Construction Inc.	3,025,918
13,397	Multi-Color Corp.	536,014
229,700	Navigant Consulting Inc. (a)	4,008,265
177,100	Tetra Tech Inc.	4,870,250
67,500	TriMas Corp. (a)	2,573,775
		30,180,272
Information Technology - 19.9%
38,000	Anixter International Inc.	3,802,660
27,000	CACI International Inc. - Class A (a)	1,895,670
42,300	Littelfuse Inc.	3,931,785
273,400	Micrel Inc.	3,083,952
115,200	Microsemi Corp. (a)	3,082,752
49,800	MTS Systems Corp.	3,374,448
71,800	National Instruments Corp.	2,325,602
61,900	NetGear Inc. (a)	2,152,263
66,200	NetScout Systems Inc. (a)	2,935,308
98,400	Park Electrochemical Corp.	2,775,864
112,000	PTC INC (a)	4,345,600
27,200	Syntel Inc. (a)	2,338,112
58,500	Zebra Technologies Corp. - Class A (a)	4,815,720
		40,859,736
Materials - 4.1%
47,500	Carpenter Technology Corp.	3,004,375
65,300	Materion Corp.	2,415,447
53,800	Sensient Technologies Corp.	2,997,736
		8,417,558
Utilities - 3.9%
59,300	IDACORP Inc.	3,429,319
119,300	Westar Energy Inc.	4,556,067
		7,985,386
Total Common Stocks (cost $136,359,793)		201,292,525

Short Term Investments - 2.6%
Investment Company - 2.6%
5,318,678	Goldman Sachs Financial Square Funds, Treasury Obligations Fund, 0.01% (b)	5,318,678

Total Short Term Investments (cost $5,318,678)		5,318,678

Total Investments - 100.8% (cost $141,678,471)		206,611,203
Liabilities in excess of other assets - (0.8%)		(1,639,796)
NET ASSETS - 100%		$204,971,407

(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2014.

See accompanying Notes to Schedules of Portfolio Investments.

QUARTERLY REPORT 2014

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2014 (Unaudited)

1. Significant Accounting Policies

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.  The following is a summary of significant accounting policies consistently followed by the Tributary Funds Inc. (the “Company”) in the preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of income and expenses for the period.  Actual results could differ from those estimates.  As of June 30, 2014 the Company offered shares of five distinct portfolios (collectively, the “Funds” and individually, a “Fund”).

Security Valuation

The net asset value (“NAV”) per share of each Fund is determined each business day as of the close of the New York Stock Exchange (“NYSE”), which is normally 4 p.m. Eastern Time.  In valuing a Fund’s assets for calculating the NAV, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including traded over the counter securities, are valued at the official closing price on the primary exchange or market (foreign or domestic) on which they traded or, if there is no such reported price on the valuation date, at the most recent quoted sale price or bid price.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE.  Short-term debt investments (maturing within 60 days) may be valued on an amortized cost basis, unless such value does not approximate market value.  Debt securities (other than short-term investments) are valued at prices furnished by pricing services and generally reflect last reported sales price if the security is actively traded or an evaluated bid price obtained by employing methodologies that utilize actual market transactions; broker supplied valuations; or factors such as yield, maturity, call features, credit ratings, or developments relating to specific securities in arriving at the valuation.  Prices provided by pricing services are subject to review and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price.

Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Company’s Fair Value Committee (“Fair Value Committee”) pursuant to procedures established by the Company’s Board of Directors (“Board”).  Situations that may require an investment to be fair valued include instances where a security is thinly traded, halted, or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings, or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Fair Value Committee’s own assumptions in determining fair value.  Factors used in determining fair value include, but are not limited to:  type of security or asset, trading activity of similar markets or securities, fundamental analytical data relating to the investment, evaluation of the forces that influence the market in which the security is purchased and sold, and information as to any transactions or offers with respect to the security.

Under the Company’s pricing and valuation procedures, the Board has delegated the daily operational oversight of the securities valuation function to the Fair Value Committee, which consists of representatives from the Funds’ adviser, sub-adviser and Treasurer, who serves on the committee as a non-voting member.  The Fair Value Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Fair Value Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Fair Valuation Committee’s determinations are subject to review by the Funds’ Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Funds use a framework for measuring fair value.  Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (exit price).  One component of fair value is a three-tier fair value hierarchy.  The basis of the tiers is dependent upon various “inputs” used to determine the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

QUARTERLY REPORT 2014

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2014 (Unaudited)

Level 1 — includes valuations based on quoted prices of identical securities in active markets including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 — includes valuations for which all significant inputs are observable, either directly or indirectly.  Direct observable inputs include broker quotes in active markets, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets, or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, securities subject to corporate actions, or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 — includes valuations based on inputs that are unobservable and significant to the fair value measurement, including the Fair Value Committee’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, issuer news, trading characteristics, or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index, or comparable securities’ models.  Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are not available.

To assess the continuing appropriateness of security valuations, the Co-Administrator regularly compares current day prices with prior day prices, transaction prices, and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Co-Administrator challenges the prices exceeding tolerance levels with the pricing service or broker.  To substantiate Level 3 unobservable inputs, the Adviser and Co-Administrator use a variety of techniques as appropriate, including, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used to value each Fund’s investments as of June 30, 2014, by category:

	LEVEL 1 - Quoted Prices	LEVEL 2 - Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Short-Intermediate Bond Fund
Non-U.S. Government Agency Asset-Backed Securities	$—	$31,724,648	$159,997	$31,884,645
Corporate Bonds	—	25,055,569	—	25,055,569
Government and Agency Obligations	—	46,852,580	—	46,852,580
Preferred Stocks	457,875	—	—	457,875
Short Term Investments	1,076,343	—	—	1,076,343
Total	$1,534,218	$103,632,797	$159,997	$105,327,012

QUARTERLY REPORT 2014

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2014 (Unaudited)

	LEVEL 1 - Quoted Prices	LEVEL 2 - Significant Observable Inputs	LEVEL 3 - Significant Unobservable Inputs	Total
Income Fund
Non-U.S. Government Agency Asset-Backed Securities	$—	$31,221,168	$524,990	$31,746,158
Corporate Bonds	—	24,051,386	—	24,051,386
Government and Agency Obligations	—	52,916,070	—	52,916,070
Preferred Stock	482,850	—	—	482,850
Exchange Traded Funds	480,475	—	—	480,475
Investment Company	1,262,220	—	—	1,262,220
Short Term Investments	1,189,261	—	—	1,189,261
Total	$2,152,586	$109,450,844	$524,990	$112,128,420

Balanced Fund
Common Stocks	$68,442,466	$—	$—	$68,442,466
Corporate Bonds	—	13,572,132	—	13,572,132
Government and Agency Obligations	—	12,081,217	—	12,081,217
Short Term Investments	5,397,784	—	—	5,397,784
Total	$73,840,250	$25,653,349	$—	$99,493,599

Growth Opportunities Fund
Common Stocks	$172,934,897	$—	$—	$172,934,897
Short Term Investments	2,063,073	—	—	2,063,073
Total	$174,997,970	$—	$—	$174,997,970

Small Company Fund
Common Stocks	$201,292,525	$—	$—	$201,292,525
Short Term Investments	5,318,678	—	—	5,318,678
Total	$206,611,203	$—	$—	$206,611,203

The Funds recognize transfers between levels as of the beginning of the period.  There were no significant transfers into or out of Level 1, 2 or 3 during the period ended June 30, 2014.  There were no significant Level 3 valuations for which unobservable valuation inputs were developed at June 30, 2014.

Securities Transactions, Investment Income and Foreign Taxes

Securities transactions are accounted for no later than one business day following trade date.  For financial reporting purposes, however, on the last business day of the reporting period, security transactions are accounted for on trade date.  Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount.  Dividend income is recorded on the ex-dividend date.  Dividends and interest from non-U.S. sources received by a Fund are generally subject to non-U.S. net withholding taxes.  Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Fund intends to undertake any procedural steps required to claim the benefits of such treaties.  Gains or losses realized on the sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

QUARTERLY REPORT 2014

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2014 (Unaudited)

2. Federal Income Taxes

As of June 30, 2014, the cost of investments and the components of net unrealized appreciation/(depreciation) were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Short-Intermediate Bond Fund	$104,748,725	$1,071,516	$(493,229)	$578,287
Income Fund	110,198,630	2,918,453	(988,663)	1,929,790
Balanced Fund	84,109,819	15,762,866	(379,086)	15,383,780
Growth Opportunities Fund	110,720,069	64,656,181	(378,280)	64,277,901
Small Company Fund	141,440,214	65,427,711	(256,722)	65,170,989

The difference between book-basis and tax-basis amounts are attributable primarily to tax deferral of losses on wash sales and tax amortization/accretion methods for premium and market discount.

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semi-annual report.

Item 2.  Controls and Procedures.

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tributary Funds, Inc.

By:	/s/ Daniel W. Koors
Daniel W. Koors
Treasurer

Date:	August 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen R. Frantz
Stephen R. Frantz
President

Date:	August 28, 2014

By:	/s/ Daniel W. Koors
Daniel W. Koors
Treasurer

Date:	August 28, 2014

Exhibit List

Exhibit 3(a):                            Certification of the President required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):                            Certification of the Treasurer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.